STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - EBP 001 - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Investments, at fair value (Note C)
Total investments at fair value	$ 44,747,445	$ 41,675,189
Receivables
Employer contributions	0	34,835
Participant contributions	0	66,888
Total receivables	0	101,723
NET ASSETS AVAILABLE FOR BENEFITS	44,747,445	41,776,912
Registered Investment Companies
Investments, at fair value (Note C)
Total investments at fair value	40,077,354	36,961,195
Common and Collective Trust Fund
Investments, at fair value (Note C)
Total investments at fair value	3,472,715	3,703,050
Culp, Inc. Common Stock
Investments, at fair value (Note C)
Total investments at fair value	1,153,883	968,890
Money Market Fund
Investments, at fair value (Note C)
Total investments at fair value	$ 43,493	$ 42,054